PROVISIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROVISIONS [abstract]
Balance at beginning of year	¥ 39,407	¥ 36,918	¥ 33,115
Provision for the year	1,567	1,627	3,420
Accretion expenses	1,438	1,501	1,057
Utilized for the year	(598)	(467)	(843)
Exchange adjustments	193	(172)	169
Balance at end of year	¥ 42,007	¥ 39,407	¥ 36,918